Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)

15. Quarterly Financial Information (Unaudited)

The following table presents selected quarterly financial information for 2011 and 2010 (amounts in thousands):

	Year Ended December 31, 2011
	First	Second	Third	Fourth	Year
Net revenues	$395,037	$391,014	$347,254	$348,590	$1,481,895
Operating income (loss)	49,174	48,609	(415)	3,951	101,319
Net income (loss)	434	(1,517)	(49,509)	(45,040)	(95,632)

	Year Ended December 31, 2010
	First	Second	Third	Fourth	Year
Net revenues	$318,607	$318,321	$334,503	$325,125	$1,296,556
Operating loss	(34,485)	(17,222)	(16,195)	(13,412)	(81,314)
Net loss	(81,692)	(68,747)	(134,981)	(62,909)	(348,329)